IFRS 7 Disclosure - Credit and Counterparty Risk - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Credit assets exposure value	$ 259,289	$ 249,731
Outstanding credit exposures	885,600
Canada [member]
Disclosure of credit risk exposure [line items]
Outstanding credit exposures	474,300
United States [member]
Disclosure of credit risk exposure [line items]
Outstanding credit exposures	354,200
Other Jurisdications [member]
Disclosure of credit risk exposure [line items]
Outstanding credit exposures	$ 57,100
Credit risk [member] | Residential real estate loan [member]
Disclosure of credit risk exposure [line items]
Loan to value ratio	80.00%